NOTE 9 - QUARTERLY FINANCIAL DATA (UNAUDITED)	Dec. 31, 2022
Notes
NOTE 9 - QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 9 – QUARTERLY FINANCIAL DATA (UNAUDITED)

For the period December 7, 2021 through December 31, 2021
Revenues	$ -
Operating Income	(3,226)
Net Income	(3,226)
Basic Net Income Per Share	$ -
Diluted Net Income Per Share	$ -

	2022
	For the three months ended
	31-Mar	30-Jun	30-Sep	31-Dec
Revenues	$ -	$ -	$ -	$ -
Operating Income	(764)	(1,958)	(45,585)	(14,788)
Net Income	$ (764)	$ (1,958)	$ (45,585)	$ (14,788)
Basic Net Income Per Share	$ -	$ -	$ (0.03)	$ (0.01)
Diluted Net Income Per Share	-	-	(0.03)	(0.01)